SCHEDULE OF COMPANIES SUBSIDIARIES (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Security Matters Smx Plc [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	[1]		Ireland
Proportion of ownership interest in subsidiary	[1]		100.00%
Security matters pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Australia	Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
Lion heart III corp [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		USA	USA	[2]
Proportion of ownership interest in subsidiary		100.00%	100.00%	[2]
SMX circular economy platform pte ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Singapore	Singapore	[1]
Proportion of ownership interest in subsidiary		100.00%	100.00%	[1]
SMX ireland limited [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Ireland	Ireland	[1]
Proportion of ownership interest in subsidiary		100.00%	100.00%	[1]
S M X Fashion And Luxury [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		France	France
Proportion of ownership interest in subsidiary		100.00%	100.00%
True Silver SMX Platform Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Canada	Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX israel ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Israel	Israel
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%	[3]
Security matters canada ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Canada	Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%	[3]
SMX beverages pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Australia	Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%	[3]
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Australia	Australia
Proportion of ownership interest in subsidiary	[4]	51.90%	51.90%	[3]
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Canada	Canada
Proportion of ownership interest in subsidiary		50.00%	50.00%		50.00%	[3]

[1]	Incorporated in 2023.
[2]	Merger occurred in March 2023 as part of the Business Combination.
[3]	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2023.
[4]	Legally owned by Security Matters PTY Ltd. (formerly - Security Matters Limited). On July 2024 ownership in the subsidiary increased from 51.9% to 52.9% , see also note 9 (3).